Basis of Presentation	12 Months Ended
Dec. 31, 2019
Disclosure Of Basis Of Presentation [Abstract]
Basis of Presentation
2.	Basis of presentation
a)	Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”) in effect as of December 31, 2019, except as described in note 3.

During 2018, the Company changed its fiscal year end from February 28 to December 31 and accordingly a ten-month period ended December 31, 2018 is presented in these consolidated financial statements. The change in fiscal year was made to better align the Company’s reporting calendar with other publicly listed companies.

These consolidated financial statements have been prepared on a going concern basis (note 1), based on Management’s assessment that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. These consolidated financial statements do not give effect to adjustments that would be necessary to the carrying values and classifications of assets and liabilities should the Company be unable to continue as a going concern.

Certain prior period amounts have been reclassified to conform to current year presentation. Specifically, the loss on financial obligation was included in finance costs in the prior year but has been disclosed as its own line item on the statement of comprehensive loss.

These consolidated financial statements were approved and authorized for issue by the Board of Directors (“Board”) on March 30, 2020.

b)	Basis of measurement

These consolidated financial statements have been prepared on a historical cost basis, except for biological assets and related inventory and certain financial instruments which are measured at fair value with changes in fair value recorded in earnings.

c)	Functional and presentation currency

These consolidated financial statements are presented in Canadian dollars, which is the functional and presentation currency of the Company and its Canadian based subsidiaries. Subsidiaries incorporated in the jurisdiction of England and Wales use the Great Britain Pound as its functional currency. Sundial Deutschland GmbH and Sundial Portugal, Unipessoal LDA use the European Euro as their functional currency. Transactions in currencies other than the functional currency are translated at the rate prevailing at the date of transaction. Monetary assets and liabilities that are denominated in foreign currencies are translated at the rate prevailing at each reporting date. Income and expense amounts are translated at the dates of the transactions.

In preparing the Company’s consolidated financial statements, the financial statements of foreign subsidiaries are translated into Canadian dollars, the functional currency of the Company. The assets and liabilities of foreign subsidiaries that do not have a functional currency of Canadian dollars, are translated into Canadian dollars using exchange rates at the reporting date. Revenues and expenses of foreign operations are translated into Canadian dollars using foreign exchange rates that approximate those on the date of the underlying transactions. Foreign exchange differences from the translation of foreign subsidiaries into Canadian dollars are recognized in Other Comprehensive Income.

d)	Basis of consolidation

Subsidiaries are entities controlled by the Company. Control exists when the Company has the power, directly and indirectly, to govern the financial and operating policies of an entity and be exposed to the variable returns from its activities. The financial statements of subsidiaries are included in these consolidated financial statements from the date that control commences until the date that control ceases.

Subsidiaries	Jurisdiction of incorporation	Percentage ownership
Sprout Technologies Inc.	Alberta, Canada	100%
KamCan Products Inc.	British Columbia, Canada	100%
2011296 Alberta Inc.	Alberta, Canada	100%
Sundial Deutschland GmbH	Germany	100%
Sundial Portugal, Unipessoal LDA	Portugal	100%
Pathway Rx Inc.	Alberta, Canada	50%
2082033 Alberta Ltd.	Alberta, Canada	100%
SGI Managing Partner Inc.	Alberta, Canada	100%
SGI Partnership	Alberta, Canada	99.99%
Sundial UK Limited	England and Wales	100%
Project Seed Topco	England and Wales	100%
Project Seed Bidco	England and Wales	100%
Bridge Farm Nurseries Limited	England and Wales	100%
Neame Lea Nursery Limited	England and Wales	100%
Neame Lea Marketing Limited	England and Wales	100%
Neame Lea Fresh Limited	England and Wales	100%
Zyon UK Flowers and Plants Limited	England and Wales	100%